Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000038715
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(0.64%)	0.05%		1.84%
C000038717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	1.34%	(0.02%)		1.56%
C000153061
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000038752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	3.32%	(0.80%)		1.76%
C000080382
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	4.88%	(0.21%)		2.13%
C000038755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000085771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000085768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000149261
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000018963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	1.96%	(1.24%)		1.42%
C000018962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	4.83%	(0.51%)		1.82%
C000018961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000018958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000018959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000071807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	2.62%	3.73%		3.55%
C000071808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.75%	3.74%		3.32%
C000071805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000190075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019059
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	16.86%	8.96%		6.65%
C000019058
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	22.79%	10.34%		7.40%
C000019057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019054
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019055
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000210673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000038744
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	4.22%	11.07%		9.77%
C000038746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.42%	11.47%		9.73%
C000204702
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	9.38%	12.44%		10.46%
C000038747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000085765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000085767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000170736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019146
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	23.95%	6.43%		6.43%
C000019145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	30.30%	7.81%		7.18%
C000019144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019140
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019142
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000052887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(4.15%)	2.95%		2.67%
C000052889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000167005
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000167007
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000149262
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000038760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	4.32%	(1.09%)		0.57%
C000113845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	5.45%	(0.71%)		0.75%
C000038763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000113842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000113844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000038748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	2.00%	4.35%		4.79%
C000038750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.27%	4.32%		4.56%
C000038751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000175488
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019085
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	4.20%	0.91%		2.11%
C000019086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019081
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019376
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019372
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	13.49%	11.44%		14.23%
C000019332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	19.58%	12.91%		15.13%
C000019331
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019328
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019329
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000149257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019174
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	19.21%	16.81%		13.97%
C000019173
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	20.08%	17.23%		14.22%
C000019172
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019169
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019170
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019464
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	6.29%	13.34%		9.55%
C000019463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019317
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(3.34%)	10.12%		11.26%
C000038781
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	0.47%	10.49%		11.23%
C000019316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	1.45%	11.53%		12.07%
C000019315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019312
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019313
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175482
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	5.04%	12.57%		9.71%
C000019343
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019346
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000210674
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(3.69%)	11.77%		8.28%
C000076718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	1.20%	13.26%		9.05%
C000019618
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019614
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019615
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000210675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000069149
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000111521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
Without Sales Load [Member] | C000038715
Average Annual Return [Line Items]
Average Annual Return, Percent	3.19%	0.81%		2.23%
Without Sales Load [Member] | C000038717
Average Annual Return [Line Items]
Average Annual Return, Percent	2.34%	(0.02%)		1.56%
Without Sales Load [Member] | C000153061
Average Annual Return [Line Items]
Average Annual Return, Percent	3.44%	1.06%		2.49%
Without Sales Load [Member] | C000038752
Average Annual Return [Line Items]
Average Annual Return, Percent	5.74%	(0.36%)		2.00%
Without Sales Load [Member] | C000080382
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%	(0.21%)		2.13%
Without Sales Load [Member] | C000038755
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%	(0.08%)		2.30%
Without Sales Load [Member] | C000085771
Average Annual Return [Line Items]
Average Annual Return, Percent	5.62%	(0.52%)		1.82%
Without Sales Load [Member] | C000085768
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%	(0.24%)		2.12%
Without Sales Load [Member] | C000149261
Average Annual Return [Line Items]
Average Annual Return, Percent	6.12%	0.02%		2.37%
Without Sales Load [Member] | C000018963
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%	(0.48%)		1.81%
Without Sales Load [Member] | C000018962
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%	(0.51%)		1.82%
Without Sales Load [Member] | C000018961
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	(0.21%)		2.15%
Without Sales Load [Member] | C000018958
Average Annual Return [Line Items]
Average Annual Return, Percent	5.62%	(0.72%)		1.61%
Without Sales Load [Member] | C000018959
Average Annual Return [Line Items]
Average Annual Return, Percent	6.04%	(0.39%)		1.93%
Without Sales Load [Member] | C000071807
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%	4.53%		3.94%
Without Sales Load [Member] | C000071808
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%	3.74%		3.32%
Without Sales Load [Member] | C000071805
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%	4.88%		4.28%
Without Sales Load [Member] | C000190075
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%	4.90%		4.29%
Without Sales Load [Member] | C000019059
Average Annual Return [Line Items]
Average Annual Return, Percent	23.68%	10.20%		7.26%
Without Sales Load [Member] | C000019058
Average Annual Return [Line Items]
Average Annual Return, Percent	23.79%	10.34%		7.40%
Without Sales Load [Member] | C000019057
Average Annual Return [Line Items]
Average Annual Return, Percent	24.12%	10.61%		7.69%
Without Sales Load [Member] | C000019054
Average Annual Return [Line Items]
Average Annual Return, Percent	23.43%	10.07%		7.15%
Without Sales Load [Member] | C000019055
Average Annual Return [Line Items]
Average Annual Return, Percent	23.83%	10.41%		7.49%
Without Sales Load [Member] | C000210673
Average Annual Return [Line Items]
Average Annual Return, Percent	24.23%	10.70%		7.57%
Without Sales Load [Member] | C000038744
Average Annual Return [Line Items]
Average Annual Return, Percent	10.27%	12.33%		10.39%
Without Sales Load [Member] | C000038746
Average Annual Return [Line Items]
Average Annual Return, Percent	9.41%	11.47%		9.73%
Without Sales Load [Member] | C000204702
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%	12.44%		10.46%
Without Sales Load [Member] | C000038747
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%	12.71%		10.79%
Without Sales Load [Member] | C000085765
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%	12.09%		10.17%
Without Sales Load [Member] | C000085767
Average Annual Return [Line Items]
Average Annual Return, Percent	10.34%	12.43%		10.51%
Without Sales Load [Member] | C000170736
Average Annual Return [Line Items]
Average Annual Return, Percent	14.54%	5.08%	5.50%
Without Sales Load [Member] | C000019146
Average Annual Return [Line Items]
Average Annual Return, Percent	31.15%	7.64%		7.03%
Without Sales Load [Member] | C000019145
Average Annual Return [Line Items]
Average Annual Return, Percent	31.30%	7.81%		7.18%
Without Sales Load [Member] | C000019144
Average Annual Return [Line Items]
Average Annual Return, Percent	31.57%	8.00%		7.41%
Without Sales Load [Member] | C000019140
Average Annual Return [Line Items]
Average Annual Return, Percent	30.99%	7.48%		6.87%
Without Sales Load [Member] | C000019142
Average Annual Return [Line Items]
Average Annual Return, Percent	31.43%	7.82%		7.20%
Without Sales Load [Member] | C000175481
Average Annual Return [Line Items]
Average Annual Return, Percent	31.70%	8.11%		7.42%
Without Sales Load [Member] | C000052887
Average Annual Return [Line Items]
Average Annual Return, Percent	1.47%	4.11%		3.25%
Without Sales Load [Member] | C000052889
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%	4.51%		3.65%
Without Sales Load [Member] | C000167005
Average Annual Return [Line Items]
Average Annual Return, Percent	1.27%	3.97%		3.13%
Without Sales Load [Member] | C000167007
Average Annual Return [Line Items]
Average Annual Return, Percent	1.66%	4.31%		3.47%
Without Sales Load [Member] | C000149262
Average Annual Return [Line Items]
Average Annual Return, Percent	2.00%	4.59%		3.71%
Without Sales Load [Member] | C000038760
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	(0.64%)		0.80%
Without Sales Load [Member] | C000113845
Average Annual Return [Line Items]
Average Annual Return, Percent	6.45%	(0.71%)		0.75%
Without Sales Load [Member] | C000038763
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%	(0.39%)		1.07%
Without Sales Load [Member] | C000113842
Average Annual Return [Line Items]
Average Annual Return, Percent	6.34%	(0.84%)		0.62%
Without Sales Load [Member] | C000113844
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%	(0.51%)		0.93%
Without Sales Load [Member] | C000038748
Average Annual Return [Line Items]
Average Annual Return, Percent	6.04%	5.14%		5.19%
Without Sales Load [Member] | C000038750
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	4.32%		4.56%
Without Sales Load [Member] | C000038751
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%	5.45%		5.51%
Without Sales Load [Member] | C000175488
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	5.54%		5.56%
Without Sales Load [Member] | C000019085
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%	0.91%		2.11%
Without Sales Load [Member] | C000019086
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%	1.31%		2.66%
Without Sales Load [Member] | C000019081
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	0.77%		2.10%
Without Sales Load [Member] | C000019082
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%	1.06%		2.41%
Without Sales Load [Member] | C000019376
Average Annual Return [Line Items]
Average Annual Return, Percent	27.59%	9.78%		7.40%
Without Sales Load [Member] | C000019372
Average Annual Return [Line Items]
Average Annual Return, Percent	27.02%	9.27%		6.88%
Without Sales Load [Member] | C000019373
Average Annual Return [Line Items]
Average Annual Return, Percent	27.40%	9.62%		7.21%
Without Sales Load [Member] | C000175484
Average Annual Return [Line Items]
Average Annual Return, Percent	27.75%	9.90%		7.47%
Without Sales Load [Member] | C000019333
Average Annual Return [Line Items]
Average Annual Return, Percent	20.09%	12.71%		14.88%
Without Sales Load [Member] | C000019332
Average Annual Return [Line Items]
Average Annual Return, Percent	20.36%	12.91%		15.13%
Without Sales Load [Member] | C000019331
Average Annual Return [Line Items]
Average Annual Return, Percent	20.44%	13.03%		15.29%
Without Sales Load [Member] | C000019328
Average Annual Return [Line Items]
Average Annual Return, Percent	19.85%	12.49%		14.72%
Without Sales Load [Member] | C000019329
Average Annual Return [Line Items]
Average Annual Return, Percent	20.26%	12.85%		15.08%
Without Sales Load [Member] | C000149257
Average Annual Return [Line Items]
Average Annual Return, Percent	20.55%	13.13%		15.37%
Without Sales Load [Member] | C000019174
Average Annual Return [Line Items]
Average Annual Return, Percent	21.03%	17.16%		14.14%
Without Sales Load [Member] | C000019173
Average Annual Return [Line Items]
Average Annual Return, Percent	21.08%	17.23%		14.22%
Without Sales Load [Member] | C000019172
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%	17.44%		14.45%
Without Sales Load [Member] | C000019169
Average Annual Return [Line Items]
Average Annual Return, Percent	20.60%	16.78%		13.80%
Without Sales Load [Member] | C000019170
Average Annual Return [Line Items]
Average Annual Return, Percent	20.97%	17.15%		14.16%
Without Sales Load [Member] | C000019464
Average Annual Return [Line Items]
Average Annual Return, Percent	7.28%	13.34%		9.55%
Without Sales Load [Member] | C000019463
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%	13.62%		9.87%
Without Sales Load [Member] | C000019460
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%	13.01%		9.26%
Without Sales Load [Member] | C000019461
Average Annual Return [Line Items]
Average Annual Return, Percent	7.24%	13.34%		9.59%
Without Sales Load [Member] | C000019317
Average Annual Return [Line Items]
Average Annual Return, Percent	2.28%	11.37%		11.89%
Without Sales Load [Member] | C000038781
Average Annual Return [Line Items]
Average Annual Return, Percent	1.45%	10.49%		11.23%
Without Sales Load [Member] | C000019316
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%	11.53%		12.07%
Without Sales Load [Member] | C000019315
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	11.66%		12.20%
Without Sales Load [Member] | C000019312
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%	11.13%		11.68%
Without Sales Load [Member] | C000019313
Average Annual Return [Line Items]
Average Annual Return, Percent	2.43%	11.48%		12.02%
Without Sales Load [Member] | C000175482
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	11.75%		12.23%
Without Sales Load [Member] | C000019348
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%	12.57%		9.71%
Without Sales Load [Member] | C000019343
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%	12.73%		9.90%
Without Sales Load [Member] | C000019345
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%	12.18%		9.36%
Without Sales Load [Member] | C000019346
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%	12.52%		9.69%
Without Sales Load [Member] | C000175483
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%	12.82%		9.91%
Without Sales Load [Member] | C000210674
Average Annual Return [Line Items]
Average Annual Return, Percent	1.91%	13.03%		8.89%
Without Sales Load [Member] | C000076718
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%	13.26%		9.05%
Without Sales Load [Member] | C000019618
Average Annual Return [Line Items]
Average Annual Return, Percent	2.23%	13.46%		9.28%
Without Sales Load [Member] | C000019614
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	12.89%		8.74%
Without Sales Load [Member] | C000019615
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%	13.26%		9.08%
Without Sales Load [Member] | C000210675
Average Annual Return [Line Items]
Average Annual Return, Percent	2.28%	13.54%		9.35%
Without Sales Load [Member] | C000069149
Average Annual Return [Line Items]
Average Annual Return, Percent	27.66%	17.28%		8.21%
Without Sales Load [Member] | C000111521
Average Annual Return [Line Items]
Average Annual Return, Percent	26.92%	16.63%		7.59%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%	1.16%		2.42%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%	1.16%		2.42%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%	1.16%		2.42%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.93%	11.18%		7.67%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.93%	11.18%		7.67%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.93%	11.18%		7.67%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.93%	11.18%		7.67%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.93%	11.18%		7.67%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.93%	11.18%		7.67%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	5.69%	(1.63%)	0.34%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	27.91%	7.46%		7.69%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	27.91%	7.46%		7.69%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	27.91%	7.46%		7.69%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	27.91%	7.46%		7.69%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	27.91%	7.46%		7.69%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	27.91%	7.46%		7.69%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index NTR
Average Annual Return, Percent	22.64%	14.61%		11.31%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index NTR
Average Annual Return, Percent	22.64%	14.61%		11.31%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index NTR
Average Annual Return, Percent	22.64%	14.61%		11.31%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index NTR
Average Annual Return, Percent	22.64%	14.61%		11.31%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index NTR
Average Annual Return, Percent	22.64%	14.61%		11.31%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.93%	11.18%		7.67%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.93%	11.18%		7.67%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.93%	11.18%		7.67%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	24.93%	11.18%		7.67%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		14.64%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		14.64%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		14.64%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		14.64%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		14.64%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%		14.39%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%		14.08%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	17.26%		14.25%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%		14.08%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index NTR
Average Annual Return, Percent	23.03%	12.33%		7.48%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index NTR
Average Annual Return, Percent	23.03%	12.33%		7.48%
Index_BBgBarc Municipal California Exempt TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Index
Average Annual Return, Percent	4.05%	1.08%		2.37%
Index_BBgBarc Municipal California Exempt TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Index
Average Annual Return, Percent	4.05%	1.08%		2.37%
Index_BBgBarc Municipal California Exempt TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Index
Average Annual Return, Percent	4.05%	1.08%		2.37%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		9.97%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		9.97%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		9.97%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		9.97%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		9.97%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		9.97%
Index_JPM CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Average Annual Return, Percent	8.01%	3.17%	4.21%
Index_FTSE EPRA Nareit Developed NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Net Tax Index
Average Annual Return, Percent	3.42%	5.90%		3.02%
Index_FTSE EPRA Nareit Developed NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Net Tax Index
Average Annual Return, Percent	3.42%	5.90%		3.02%
Index_FTSE EPRA Nareit Developed NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Net Tax Index
Average Annual Return, Percent	3.42%	5.90%		3.02%
Index_FTSE EPRA Nareit Developed NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Net Tax Index
Average Annual Return, Percent	3.42%	5.90%		3.02%
Index_FTSE EPRA Nareit Developed NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Net Tax Index
Average Annual Return, Percent	3.42%	5.90%		3.02%
Index_BBgBarc US Agency Fixed Rate MBS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Agency Fixed Rate MBS Index
Average Annual Return, Percent	7.32%	0.04%		1.49%
Index_BBgBarc US Agency Fixed Rate MBS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Agency Fixed Rate MBS Index
Average Annual Return, Percent	7.32%	0.04%		1.49%
Index_BBgBarc US Agency Fixed Rate MBS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Agency Fixed Rate MBS Index
Average Annual Return, Percent	7.32%	0.04%		1.49%
Index_BBgBarc US Agency Fixed Rate MBS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Agency Fixed Rate MBS Index
Average Annual Return, Percent	7.32%	0.04%		1.49%
Index_BBgBarc US Agency Fixed Rate MBS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Agency Fixed Rate MBS Index
Average Annual Return, Percent	7.32%	0.04%		1.49%
Index_BBgBarc US HY 2% Issuer Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%	5.47%		5.89%
Index_BBgBarc US HY 2% Issuer Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%	5.47%		5.89%
Index_BBgBarc US HY 2% Issuer Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%	5.47%		5.89%
Index_BBgBarc US HY 2% Issuer Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%	5.47%		5.89%
Index_BBgBarc US Treasury US TIPS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury TIPS Index
Average Annual Return, Percent	6.06%	1.63%		3.02%
Index_BBgBarc US Treasury US TIPS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury TIPS Index
Average Annual Return, Percent	6.06%	1.63%		3.02%
Index_BBgBarc US Treasury US TIPS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury TIPS Index
Average Annual Return, Percent	6.06%	1.63%		3.02%
Index_BBgBarc US Treasury US TIPS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury TIPS Index
Average Annual Return, Percent	6.06%	1.63%		3.02%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.52%	19.24%		18.28%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.52%	19.24%		18.28%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.52%	19.24%		18.28%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.52%	19.24%		18.28%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.52%	19.24%		18.28%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.52%	19.24%		18.28%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		9.97%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		9.97%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		9.97%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		9.97%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	10.79%	12.33%		10.63%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	10.79%	12.33%		10.63%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	10.79%	12.33%		10.63%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	10.79%	12.33%		10.63%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	10.79%	12.33%		10.63%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	10.79%	12.33%		10.63%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	10.79%	12.33%		10.63%
Index_S&P MidCap 400 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	6.38%	13.02%		10.17%
Index_S&P MidCap 400 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	6.38%	13.02%		10.17%
Index_S&P MidCap 400 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	6.38%	13.02%		10.17%
Index_S&P MidCap 400 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	6.38%	13.02%		10.17%
Index_S&P MidCap 400 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	6.38%	13.02%		10.17%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	7.86%	13.23%		9.20%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	7.86%	13.23%		9.20%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	7.86%	13.23%		9.20%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	7.86%	13.23%		9.20%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	7.86%	13.23%		9.20%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	7.86%	13.23%		9.20%
Index_MSCI EAFE Value NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index NTR
Average Annual Return, Percent	29.55%	16.79%		7.47%
Index_MSCI EAFE Value NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index NTR
Average Annual Return, Percent	29.55%	16.79%		7.47%